Janus Henderson Small Cap Value Fund Investment Strategy - Class D Shares [Member] - Janus Henderson Small Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.For purposes of the Fund’s 80% investment policy, small-cap companies are those whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization of companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary but, as of September 30, 2026, they ranged from approximately $13 million to $9.35 billion. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if the company’s securities are (i) represented in appropriate third-party value-oriented indices or (ii) exhibit characteristics of a value company, considering historical or projected price to earnings ratios and projected sales relative to the equity market.The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities. From time to time, the Fund may invest in shares of companies through initial public offerings.The Fund focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects.Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.